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[LOGO [Lincoln Financial Group]]     Lincoln Variable Insurance Products Trust
                                                     1300 South Clinton Street
                                                     Fort Wayne, Indiana 46802
                                                      United States of America

Phone:    260-455-6918
Fax:      260-455-5135
E-Mail:   Colleen.Tonn@LFG.com
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VIA EDGAR
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March 1, 2012

Alberto H. Zapata, Esq.
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:  Lincoln Variable Insurance Products Trust (the "Registrant")
     (File Nos. 033-70742 and 811-08090)

     LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND AND LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 123 (the "Amendment") to the Registration Statement on Form N-1A of the above-referenced Registrant. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933.

The effective date of the attached Amendment will be March 1, 2012. As counsel, I have reviewed the changes effected in the attached post-effective amendment. Based on this review, and in accordance with the second sentence of Rule 485(b)(4), I furnish this written representation that the post-effective amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of that Rule.

Please contact the undersigned at 260-455-6918 if you have any questions or comments.

Very truly yours,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel

Enclosures

cc: Jill R. Whitelaw, Chief Counsel